Note 16 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 251,084	$ 192,052
Land not subject to depreciation [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 11,500	$ 5,900